SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
PartnerRe Ltd.
Reinsurance
For the years ended December 31, 2023, 2022 and 2021
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life reinsurance in force (1)	$—	$26,041,527	$648,495,550	$622,454,023	104%
Premiums earned
Life	$—	$28,417	$2,075,330	$2,046,913	101%
Accident and health	—	—	33,381	33,381	100%
P&C (2)	372,230	1,176,865	6,643,101	5,838,466	114%
Total premiums	$372,230	$1,205,282	$8,751,812	$7,918,760	111%

2022
Life reinsurance in force (1)	$—	$20,301,849	$529,438,861	$509,137,012	104%
Premiums earned
Life	$—	$28,426	$1,648,455	$1,620,029	102%
Accident and health	—	—	25,636	25,636	100%
P&C (2)	377,380	1,085,317	6,319,389	5,611,452	113%
Total premiums	$377,380	$1,113,743	$7,993,480	$7,257,117	110%

2021
Life reinsurance in force (1)	$—	$19,383,794	$453,373,378	$433,989,584	104%
Premiums earned
Life	$—	$24,519	$1,620,130	$1,595,611	102%
Accident and health	—	—	31,355	31,355	100%
P&C (2)	318,058	944,862	5,956,360	5,329,556	112%
Total premiums	$318,058	$969,381	$7,607,845	$6,956,522	109%

(1) Life reinsurance in force excludes products that do not pass risk transfer.
(2) P&C includes Specialty and U.S. health premiums.